INVESTMENT PROPERTIES - Valuation of Investment Properties (Details) - Commercial properties	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Core Office | United States | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	6.90%	6.90%
Terminal capitalization rate	5.60%	5.60%
Investment horizon (years)	12 years	12 years
Core Office | Canada | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	5.90%	5.90%
Terminal capitalization rate	5.20%	5.20%
Investment horizon (years)	10 years	10 years
Core Office | Australia | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	6.60%	6.60%
Terminal capitalization rate	5.70%	5.70%
Investment horizon (years)	10 years	10 years
Core Office | Europe | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	4.60%	5.20%
Terminal capitalization rate	3.80%	3.80%
Investment horizon (years)	10 years	10 years
Core Office | Brazil | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	7.60%	7.60%
Terminal capitalization rate	7.00%	7.00%
Investment horizon (years)	10 years	10 years
Core Retail | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	7.00%	7.00%
Terminal capitalization rate	5.30%	5.30%
Investment horizon (years)	10 years	10 years
LP Investments- Office | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	9.60%	9.70%
Terminal capitalization rate	7.10%	7.20%
Investment horizon (years)	7 years	7 years
LP Investments- Retail | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	8.60%	8.70%
Terminal capitalization rate	7.00%	7.00%
Investment horizon (years)	10 years	10 years
Mixed-use | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	7.20%	7.30%
Terminal capitalization rate	5.10%	5.20%
Investment horizon (years)	10 years	10 years
Multifamily | Direct capitalization
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	4.70%	4.90%
Triple Net Lease | Direct capitalization
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	6.20%	6.20%
Student Housing | Direct capitalization
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	4.90%	4.90%
Manufactured Housing | Direct capitalization
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	4.60%	4.80%